Related Party Disclosures - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Hong Leong Asia Limited [member] | Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Ownership interest in the entity, shares	17,059,154	17,059,154	17,059,154	17,059,154
Ownership interest in the entity, percentage	41.80%	41.80%	41.80%	41.80%
Consultancy fees charged	¥ 30	$ 10	¥ 30	$ 10	¥ 30	$ 10
HL Technology Systems Private Limited [member] | Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Ownership interest held by controlling shareholder, percent	23.30%	23.30%	23.30%	23.30%
Well Summit Investments Limited [member] | Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Ownership interest held by controlling shareholder, percent	18.50%	18.50%	18.50%	18.50%
Yulin City Government [member]
Disclosure of transactions between related parties [line items]
Ownership interest held by non-controlling shareholder with significant influence over the Group	17.20%	17.20%	17.20%	17.20%